DEPOSITS FROM CUSTOMERS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
DEPOSITS FROM CUSTOMERS

18)	DEPOSITS FROM CUSTOMERS

Financial liabilities called “Deposits from customers” are initially measured at fair value and subsequently at amortized cost, using the effective interest rate method.

	R$ thousands
	On December 31, 2024	On December 31, 2023
Demand deposits	44,119,254	49,634,288
Savings deposits	132,502,157	131,003,553
Time deposits	467,717,052	441,296,839
Total	644,338,463	621,934,680